Taxation - Summary of Reconciliation to the Earnings Loss Per Income Statement (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss on ordinary activities before income tax	£ (166,450)	£ (41,118)	£ (37,306)
Loss on ordinary activities before tax at the UK's statutory income tax rate of 19% (2019: 19%)	31,626	7,812	7,088
Expenses not deductible for income tax purposes (permanent differences)	(13,270)	(317)	(1,070)
Income not taxable	4
Temporary timing differences		(343)	(277)
R&D relief uplift	1,214	2,540	2,271
Losses (unrecognized)	(14,479)	(4,380)	(2,804)
Deferred income from MBG loan guarantee costs		(54)	69
Foreign tax	184
Differences in overseas tax rates	261	340
Derecognition of deferred tax	(2,686)
Gain on bargain purchase		699
Other	(32)	(23)
Tax credit for the year	£ 2,822	£ 6,274	£ 5,277